UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  December 31, 2001
                                                ------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenway Partners, L.P.
           --------------------------------------------------------------
Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04712
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   General Partner
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                      2/12/02
-----------------------             ------------                     --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 16
                                            ---------------------------
Form 13F Information Table Value Total:     $         70,907
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 1                 Name of Reporting Manager:  Greenway Partners, L.P.
                                                        -----------------------

  -------------------------------------------------------------------------------------------------------------------------
                                                                                   Item 6: Investment Discretion
  -------------------------------------------------------------------------------------------------------------------------
  Item 1:                Item 2:    Item 3:  CUSIP  Item 4: Fair   Item 5:                       (b) Shared-   (c) Shared-
  Name of Issuer         Title of   Number          Market Value   Shares or                     As Defined    Other
                         Class                                     Principal       (a) Sole      in Instr. V
                                                                   Amount
  -------------------------------------------------------------------------------------------------------------------------
  Bethlehem Steel        COM        87509105        881,000        1,957,800       1,957,800
  -------------------------------------------------------------------------------------------------------------------------
  Biotime Inc.           COM        090066L105      417,000        90,750          90,750
  -------------------------------------------------------------------------------------------------------------------------
  Brunswick Corp         COM        117043109       48,000         2,200           2,200
  -------------------------------------------------------------------------------------------------------------------------
  Covanta Energy         COM        2281N103        6,328,000      1,400,000       1,400,000
  -------------------------------------------------------------------------------------------------------------------------
  Dave & Busters         COM        23833N104       75,000         12,020          12,020
  Inc.
  -------------------------------------------------------------------------------------------------------------------------
  Florsheim Shoe         COM        343302105       10,000         42,683          42,683
  -------------------------------------------------------------------------------------------------------------------------
  Foot Locker, Inc.      COM        344849104       31,300,000     2,000,000       2,000,000
  -------------------------------------------------------------------------------------------------------------------------
  Ladenburg Thalman      COM        50575Q102       292,000        335,920         335,920
  -------------------------------------------------------------------------------------------------------------------------
  LTX Corp.              COM        502392103       10,000         500             500
  -------------------------------------------------------------------------------------------------------------------------
  NCR Corp.              COM        62886E108       15,621,000     423,800         423,800
  -------------------------------------------------------------------------------------------------------------------------
  New Valley Corp        COM        649080504       1,346,000      340,000         340,000
  -------------------------------------------------------------------------------------------------------------------------
  Polaroid               COM        731095105       22,000         270,000         270,000
  -------------------------------------------------------------------------------------------------------------------------
  Ryerson Tull           COM        783755101       118,000        10,751          10,751
  -------------------------------------------------------------------------------------------------------------------------
  Scitex Ltd.            ORD        809090103       637,000        140,000         140,000
  -------------------------------------------------------------------------------------------------------------------------
  Tenneco Automotive     COM        880349105       992,000        486,200         486,200
  -------------------------------------------------------------------------------------------------------------------------
  Unisys Corp            COM        909214108       12,810,000     1,021,500       1,021,500
  -------------------------------------------------------------------------------------------------------------------------
  COLUMN TOTALS                                     70,907,000
  -------------------------------------------------------------------------------------------------------------------------

Table continued...

  -----------------------------------------------------------------------------
                                        Item 8: Voting Authority (Shares)
  -----------------------------------------------------------------------------
  Item 1:                 Item 7:
  Name of Issuer          Managers See
                          Instr. V      (a) Sole       (b) Shared     (c) None
  -----------------------------------------------------------------------------
  Bethlehem Steel                       1,957,800
  -----------------------------------------------------------------------------
  Biotime Inc.                          90,750
  -----------------------------------------------------------------------------
  Brunswick Corp                        2,200
  -----------------------------------------------------------------------------
  Covanta Energy                        1,400,000
  -----------------------------------------------------------------------------
  Dave & Busters                        12,020
  Inc.
  -----------------------------------------------------------------------------
  Florsheim Shoe                        42,683
  -----------------------------------------------------------------------------
  Foot Locker, Inc.                     2,000,000
  -----------------------------------------------------------------------------
  Ladenburg Thalman                     335,920
  -----------------------------------------------------------------------------
  LTX Corp.                             500
  -----------------------------------------------------------------------------
  NCR Corp.                             423,800
  -----------------------------------------------------------------------------
  New Valley Corp                       340,000
  -----------------------------------------------------------------------------
  Polaroid                              270,000
  -----------------------------------------------------------------------------
  Ryerson Tull                          10,751
  -----------------------------------------------------------------------------
  Scitex Ltd.                           140,000
  -----------------------------------------------------------------------------
  Tenneco Automotive                    486,200
  -----------------------------------------------------------------------------
  Unisys Corp                           1,021,500
  -----------------------------------------------------------------------------
  COLUMN TOTALS
  -----------------------------------------------------------------------------